February 6, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

         Re:  The Calvert Fund
         2-76510 and 811-3416

         In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

         (1) the form of prospectuses and statements of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (submitted January 31, 2001) or amendment; and

         (2) the text of the most recent registration statement (submitted January 31, 2001) has been filed electronically.


         If you have questions or require further information, please contact me at 301-951-4881.

                                            Sincerely,

                                            /s/Susan Walker Bender
                                            Associate General Counsel